Investment in Unconsolidated Partnerships (Narrative) (Details) (USD $)	3 Months Ended	12 Months Ended
	Sep. 30, 2011	Dec. 31, 2011 number
Investment [Line Items]
Number of Investments in Limited Liability Companies		2
Repayments of Lines of Credit	$ 13,400,000
PREI I LLC [Member]
Investment [Line Items]
Number of Properties in Portfolio of PREI I LLC		2
LOC Maturity Date	8/13/2013
Line of Credit Facility, Maximum Borrowing Capacity	139,000,000
Repayments of Lines of Credit	67,000,000
LOC Amount Outstanding		139,000,000
LOC Contractual Interest Rate		3.28%
McKellar Court [Member]
Investment [Line Items]
Maximum Exposure to Loss on Investment		$ 12,400,000
Percent of extraordinary cash flow entitled to company		75.00%
Percent of operating cash flows entitled to company		22.00%